Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes on Income [Line Items]
Percentage of tax rate	23.00%
Tax rate (in Dollars)	$ (1,909)
Foreign tax rate differential	(0.60%)
Israel [Member]
Taxes on Income [Line Items]
Percentage of tax rate	23.00%	23.00%	23.00%
Loss carryforwards (in Dollars)	$ 79,600
Tax rate (in Dollars)		$ 62,000
Switzerland [Member]
Taxes on Income [Line Items]
Percentage of tax rate	10.60%
Loss carryforwards (in Dollars)	$ 63,900
Loss carryforwards, subject to expiration (in Dollars)	$ 26,900
Foreign tax rate differential	10.60%